Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

August 1, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Laudus Trust (“Trust”) (File Nos. 33-21677 and 811-05547)

Laudus Mondrian International Equity Fund

Laudus Mondrian Emerging Markets Fund

Laudus Mondrian International Government Fixed Income Fund

Laudus U.S. Large Cap Growth Fund

Post-Effective Amendment No. 95

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and statements of additional information, dated July 27, 2018, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and statements of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Alexandra Riedel
Alexandra Riedel
Corporate Counsel
Charles Schwab Investment Management, Inc.